Cover	Nov. 11, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Global Consumer Acquisition Corp. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to amend and restate the Company’s current report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on November 17, 2021, clarifying the date that the Company’s management made its conclusion regarding the non-reliance as required by Item 4.02(a)(1).
Document Period End Date	Nov. 11, 2021
Entity File Number	001-40468
Entity Registrant Name	Global Consumer Acquisition Corp.
Entity Central Index Key	0001846288
Entity Tax Identification Number	86-1229973
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1926 Rand Ridge Court
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30062
City Area Code	404
Local Phone Number	939-9419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	GACQ
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	GACQW
Security Exchange Name	NASDAQ
Unit [Member]
Title of 12(b) Security	Units
Trading Symbol	GACQU
Security Exchange Name	NASDAQ